Schedule of Assets (Details) - EBP025 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Assets [Line Items]
Entity Tax Identification Number	53-0182885
Plan Number	025
Party-in-Interest [true false]	true
Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Interest in Master Trust	$ 85,447,958
Participant loans	1,102,008
Total Assets Held at End of Year	$ 86,549,966
Minimum [Member]
Schedule of Assets [Line Items]
Participant loans interest rate	4.25%
Maximum [Member]
Schedule of Assets [Line Items]
Participant loans interest rate	9.50%
Investment, Identifier [Axis]: Graham Holdings Company Master Trust
Schedule of Assets [Line Items]
Issuer Name [Extensible Enumeration]	Graham Holdings Company Master Trust [Member]